As filed with the Securities and Exchange Commission on December 13, 2019.
1933 Act File No. 33-65572
1940 Act File No. 811-7852

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___
Post-Effective Amendment No. 175
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 176

USAA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

9800 Fredericksburg Road, San Antonio, TX 78288
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code
(216) 898-2526
Erin G. Wagner, Secretary
USAA MUTUAL FUNDS TRUST
9800 Fredericksburg Road
San Antonio, TX 78288-0227
(Name and Address of Agent for Service)

It is proposed that this filing will become effective under Rule 485
□	immediately upon filing pursuant to paragraph (b)
☒	on (December 1, 2019), pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
□	75 days after filing pursuant to paragraph (a)(2)
□	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
□	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, pursuant to Rule 485(b) under the Securities Act and has duly caused this amendment to its registration statement has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of San Antonio, and state of Texas, on the 13th day of December, 2019.
USAA Mutual Funds Trust
By: *

Christopher K. Dryer
President
Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.
(Signature)	(Title)	(Date)
*Christopher K. Dryer	President (Principal Executive Officer)
* James K. De Vries	Treasurer (Principal Financial and Accounting Officer)
* Daniel S. McNamara	Chairman of the Board of Trustees
* David C. Brown	Trustee
* Robert L. Mason	Trustee
* Dawn M. Hawley	Trustee
* Jefferson C. Boyce	Trustee
* Paul L. McNamara	Trustee
* Richard Y. Newton III	Trustee
* Barbara B. Ostdiek	Trustee
* Michael F. Reimherr	Trustee
* John C. Walters	Trustee
*By : /S/  ERIN G. WAGNER

*	/S/ ERIN G. WAGNER, under the Powers of Attorney dated June 13, 2019, July 10, 2019, and September 25, 2019, incorporated herein and filed under Post-Effective Amendment Nos. 166, 168, and 171 with the Securities and Exchange Commission on July 1, 2019, July 29, 2019, and September 27, 2019.

EXHIBIT INDEX
101. INS	XBRL Instance Document
101.SCH	XBRL Taxonomy Extension Schema
101.DEF	XBRL Taxonomy Extension Definition Linkbase
101.LAB	XBRL Taxonomy Extension Label Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase
101.CAL	XBRL Taxonomy Extension Calculation Linkbase
I-1